Summary of Significant Accounting Policies (Details 2) (Recurring, Level 3, USD $) In Thousands, unless otherwise specified	Jun. 30, 2014	Dec. 31, 2013
Recurring | Level 3
Fair Value Measurements
Investments	$ 0	$ 0